Subsequent Events (Details Narrative) (10-Q) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 13, 2017	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Payment of cash						$ 216,441	$ 105,347	$ 261,848	$ 81,941
Issuance of common stock, value		$ 15,000	$ 75,000	$ 60,000		$ 250,000		$ 1,000,000
Issuance of common stock, shares			470,000	210,000
Subsequent Event [Member]
Due to related parties	$ 36,047
Payment of cash	15,957
Issuance of common stock, value	$ 20,090
Issuance of common stock, shares	69,276
Sale of stock price per share	$ 0.29				$ 0.29
Stock issued during period, shares, issued for services					6,153,684
Subsequent Event [Member] | May 2017 [Member]
Stock issued during period, shares, issued for services	69,276